Average Annual Total Returns - FidelityDisruptiveETFs-ComboPRO - FidelityDisruptiveETFs-ComboPRO - Fidelity Disruptive Communications ETF	Sep. 28, 2024
Fidelity Disruptive Communications ETF | Return Before Taxes
Average Annual Return:
Past 1 year	48.81%
Since Inception	12.82%	[1]
Fidelity Disruptive Communications ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	48.81%
Since Inception	12.14%	[1]
Fidelity Disruptive Communications ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	28.90%
Since Inception	9.89%	[1]
MS159
Average Annual Return:
Past 1 year	22.65%
Since Inception	14.87%
IXXHY
Average Annual Return:
Past 1 year	7.54%
Since Inception	3.06%

[1]	A From April 16, 2020 .